Consolidated Statements of Stockholders' Equity (Deficit) (Unaudited) - USD ($)	Series A A A Preferred Stock [Member]	Series E Preferred Stocks [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock, Common [Member]	Retained Earnings [Member]	Total
December 31, 2021 (restated) at Dec. 31, 2021	$ 3	$ 6	$ 650	$ 206,712,907	$ (1,350,000)	$ (202,444,894)	$ 2,918,672
Shares, Outstanding, Beginning Balance at Dec. 31, 2021	31,413	61,688	6,460,751		37,500
Stock issued for services			$ 5	84,495			84,500
Stock issued for services, shares			50,000
Stock based compensation				34,416			34,416
Conversion of convertible debt to common stock and warrants			$ 145	2,680,020			2,680,165
Conversion of convertible debt to common stock and warrants, shares			1,443,333
Net Loss						(2,440,044)	(2,440,044)
Balance, at March 31, 2022 (restated) at Mar. 31, 2022	$ 3	$ 6	$ 800	209,511,838	$ (1,350,000)	(204,884,938)	3,277,709
Shares, Outstanding, Ending Balance at Mar. 31, 2022	31,413	61,688	7,954,084		37,500
December 31, 2021 (restated) at Dec. 31, 2022	$ 3	$ 6	$ 931	211,845,452	$ (1,350,000)	(210,507,222)	(10,830)
Shares, Outstanding, Beginning Balance at Dec. 31, 2022	31,413	61,688	9,311,639		37,500
Incentive common stock shares and warrants issued with debt			$ 53	708,411			708,464
Incentive common stock shares and warrants issued with debt, shares			522,727
Common stock and pre-funded warrants issued under public offering, net of issuance costs			$ 378	3,207,122			3,207,500
Common stock and pre-funded warrants issued under public offering, net of issuance costs, shares			3,777,634
Common stock issued under cashless warrant exercises and exercise of pre-funded warrants			$ 344	(344)
Common stock issued under cashless warrant exercises and exercise of pre-funded warrants, shares			3,439,893
Stock based compensation				12,304			12,304
Net Loss						(1,716,804)	(1,716,804)
Balance, at March 31, 2022 (restated) at Mar. 31, 2023	$ 3	$ 6	$ 1,706	$ 215,772,945	$ (1,350,000)	$ (212,224,026)	$ 2,200,634
Shares, Outstanding, Ending Balance at Mar. 31, 2023	31,413	61,688	17,051,893		37,500